SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of project assets
	At December 31,
	2012		2013
Project assets - Module cost		$9,055,200		$11,303,056
Project assets - Development		$9,902,576		$11,075,075
Project assets - Others		$6,844,723		$11,794,748
Total project assets		$25,802,499		$34,172,879

Current portion		$25,802,499		$34,172,879
Noncurrent portion	$	nil	$	nil

Total liabilities (all non-current liabilities)		$4,698,269		$33,843,600

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of carrying amount of goodwill, included in the wafer and module segment
	At December 31,
	2012	2013
Beginning of the year	$5,646,522	$—
Goodwill impairment during the year	(6,160,545)	—
Foreign exchange effect	514,023	—
Closing balance	$—	$—

Schedule of property, plant and equipment stated at cost less accumulated depreciation
Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years

Summary of company's assets held for sale

As December 31,
2013
Accounts receivable, net of allowances for doubtful accounts	$9,427,504
Prepaid expenses and other current assets	2,349,030
Deferred tax assets-current	5,325
Property, plant and equipment, net	109,583,265
Prepaid land use right	1,257,974
Other long-term assets	15,293
Total	$122,638,391

Summary of company's liabilities held for sale
As December 31,
2013
Short-term borrowings	$2,147,444
Accounts payable	34,296
Other current liabilities	11,436,750
Long-term borrowings	85,815,166
Total	$99,433,656

Advances and prepayments to raw material suppliers | Suppliers concentration risk
Concentration Risk
Concentration risk
	At December 31,
	2012	2013
Supplier A	$17,625,438	$4,346,638
Supplier B	$5,928,000	$5,627,400

Advances for purchases of property, plant and equipment | Suppliers concentration risk
Concentration Risk
Concentration risk
	At December 31,
	2012	2013
Supplier A	$2,182,950	$446,008
Supplier B	$2,020,512	—
Supplier C	*	$272,560
Supplier D	*	$271,734
Supplier E	*	$265,127
*: Less than 10%